PREPAYMENTS AND OTHER CURRENT ASSETS, NET - Summary of prepayments and other current assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Prepayments for vehicles	¥ 44,098,586	$ 6,041,482	¥ 89,454,574
Other receivables from third parties	42,335,040	5,799,877	59,479,262
Deposits held by third parties	10,087,273	1,381,951	17,652,693
Vehicles			4,720,633
Prepaid mining machine hosting expenses	182,512,726	25,004,141
Accrued input VAT/ deductible VAT input	3,528,885	483,455	5,425,338
Other prepaid expenses	191,876	26,287	2,518,770
Interest receivables	29,746,598	4,075,267	1,380,950
Others	4,661,050	638,560	12,097,018
Prepayments and other current assets	317,162,034	43,451,020	192,729,238
Less: allowance for prepayments and other current assets	(90,810,030)	(12,440,923)	(114,122,430)	$ (15,634,709)
Prepayments and other current assets, net	¥ 226,352,004	$ 31,010,097	¥ 78,606,808